FEDERATED INCOME SECURITIES TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                February 1, 2008


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

       RE: FEDERATED INCOME SECURITIES TRUST (the "Registrant") Federated Capital Income Fund
                           Class A Shares
                           Class B Shares
                           Class C Shares
                           Class F Shares
                  Federated Stock and California Muni Fund
                           Class A Shares
                           Class C Shares
                1933 Act File No. 33-3164
                1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated January 31, 2008, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 75 on January 28, 2008.

If you have any questions regarding this certification, please contact me at
(412) 288-7268.

                            Very truly yours,


                              /s/ George F. Magera
                            George F. Magera Assistant Secretary